Produced Content, Net (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Produced Content Net [Abstract]
Components of Produced Content, Net

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
	(In millions)
Released, less amortization and impairment
— Predominantly monetized with other content	3,725	4,445	626
— Predominantly monetized on its own	90	61	9

	3,815	4,506	635
In production, less impairment
— Predominantly monetized with other content	7,676	7,630	1,075
— Predominantly monetized on its own	660	245	34

	8,336	7,875	1,109
In development, less impairment
— Predominantly monetized with other content	816	947	133
— Predominantly monetized on its own	35	49	7

	851	996	140

Total	13,002	13,377	1,884

Summary of estimated amortization expense relating to the existing produced content
Estimated amortization expense relating to the existing produced content for each of the next three years is as follows:

	RMB	US$
	(In millions)
Within 1 year	1,390	196
Between 1 and 2 years	738	104
Between 2 and 3 years	557	78